ARTIO GLOBAL FUNDS

Supplement dated April 17, 2012 to the
Prospectus dated March 1, 2012

Artio Global Equity Fund, Inc.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective April 17, 2012, Keith Walter replaced Rudolph-Riad Younes and Dimitre Genov as the portfolio manager of the Artio Global Equity Fund, Inc. (“Global Equity Fund”). Effective immediately, all references to Mr. Genov in the Prospectus are deleted.

In the section entitled “Fund Management” beginning on page 90, the following replaces the existing language:

Artio Global Management LLC is the Fund’s investment adviser. The individual primarily responsible for the day-to-day management of the Fund is:

Portfolio Manager/ Fund Title	Since	Primary Title with Investment Adviser

Keith Walter	February 2008-July 2010; April 2012	Senior Portfolio Manager

In the section entitled “Portfolio Management of the Funds” beginning on page 155, the table and first paragraph are replaced with the following:

	Mr. Younes	Mr. Pell	Mr. Quigley	Mr. Hopper	Mr. Dedio	Mr. Walter	Ms. Liapkova

International Equity Fund	X	X
International Equity Fund II	X	X
Total Return Bond Fund		X	X
Global High Income Fund				X
Emerging Markets Local Currency Debt Fund			X				X
US Microcap Fund					X
US Smallcap Fund					X
US Midcap Fund					X
US Multicap Fund					X
Global Equity Fund						X

Rudolph-Riad Younes, CFA, portfolio manager of International Equity Fund (since 1995) and International Equity Fund II (since 2005). He is a Director and Head of International Equity (since 2002) of the Adviser.

In the section entitled “Portfolio Management of the Funds” beginning on page 155, the following language is added as the last paragraph:

Keith Walter, portfolio manager of the Global Equity Fund (since April 2012). Mr. Walter rejoined the Adviser as Senior Portfolio Manager, Head of Global Equity of the Adviser in April 2012. Prior to rejoining the Adviser, Mr. Walter managed money for a private family office from July 2010 to March 2012. During his prior service at the Adviser (1999-2010), Mr. Walter served as the co-portfolio manager of the global equity strategy (2001-2010), including serving as the co-portfolio manager of the Global Equity Fund (2008-2010). Also with the Adviser, Mr. Walter served as a U.S. Fixed Income portfolio manager and analyst (1999-2001). His prior positions also include Assistant Vice President and fixed income portfolio manager at Morgan Stanley and Assistant Treasurer and global fixed income portfolio associate at Bankers Trust Company.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

ARTIO GLOBAL FUNDS

Supplement dated April 17, 2012 to the

Statement of Additional Information dated March 1, 2012

Artio Global Equity Fund, Inc.

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (the “SAI”) and should be retained and read in conjunction with the SAI.

Effective April 17, 2012, Keith Walter replaced Rudolph-Riad Younes and Dimitre Genov as the portfolio manager of the Artio Global Equity Fund, Inc. (“Global Equity Fund”). Effective immediately, all references to Mr. Genov in the Statement of Additional Information are deleted.

In the sub-section entitled “Portfolio Managers” within the section entitled “Management of the Funds” on page 65, the following replaces the existing language with regard to the Global Equity Fund:

Effective April 17, 2012, Mr. Walter is the portfolio manager of the Global Equity Fund and is responsible for the day-to-day management of the Global Equity Fund. The information provided below is as of April 1, 2012. Mr. Walter is responsible for advising the following types of accounts:

Portfolio Manager	Registered Investment Companies		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
Global Equity Fund
Keith Walter	0	0	0	0	0	0

Other Accounts Managed with a Performance-Based Advisory Fee (as of April 1, 2012), a subset of the prior table.

Portfolio Manager	Registered Investment Companies		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
Global Equity Fund
Keith Walter	0	0	0	0	0	0

Portfolio Manager Compensation (as of April 1, 2012)

	Structure of Compensation for Managing	Specific Criteria	Difference in Methodology of Compensation with Other Accounts Managed (relates to the “Other Accounts” mentioned in the chart above)
Global Equity Fund
Keith Walter	Salary	Fixed Compensation	None
	Bonus	Performance
	Deferred Compensation*	Performance

*Deferred Compensation includes shares of the Adviser’s parent company as well as shares of the Artio Global Funds.

Beneficial Ownership by Portfolio Managers (as of April 1, 2012)

Name of Portfolio Manager	Beneficial Ownership
Keith Walter	0